Notes to the Consolidated Statements of Operations - Summary of upfront payments and related revenues recognized (Details) € in Thousands, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024 EUR (€)	Sep. 30, 2023 EUR (€)	Sep. 30, 2024 EUR (€)	Sep. 30, 2023 EUR (€)	Sep. 30, 2024 USD ($)	Aug. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Notes to the Consolidated Statements of Operations
Upfront Payments Received Or Receivable						€ 400,000
Upfront and milestones payments included in contract liabilities	€ 2,626		€ 2,626				€ 92,680
Revenue recognized from upfront and milestones payments	490,589	€ 6,192	507,133	€ 14,737
GSK
Notes to the Consolidated Statements of Operations
Upfront Payments Received Or Receivable	635,000		635,000
Upfront and milestones payments included in contract liabilities							88,715
Revenue recognized from upfront and milestones payments	490,382	5,816	503,715	13,313
Genmab
Notes to the Consolidated Statements of Operations
Upfront Payments Received Or Receivable	8,937		8,937		$ 10,000
Upfront and milestones payments included in contract liabilities	2,383		2,383				2,383
Revenue recognized from upfront and milestones payments		298		1,192
CRISPR
Notes to the Consolidated Statements of Operations
Upfront Payments Received Or Receivable	7,626		7,626		$ 8,500
Upfront and milestones payments included in contract liabilities	243		243				€ 1,582
Revenue recognized from upfront and milestones payments	€ 207	€ 77	€ 3,419	€ 232